N-2	Jul. 17, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001837532
Amendment Flag	false
Securities Act File Number	814-01424
Document Type	8-K
Entity Registrant Name	Apollo Debt Solutions BDC
Entity Address, Address Line One	9 West 57th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	515-3200
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On July 17, 2025, Apollo Debt Solutions BDC (the “
Fund
”) and U.S. Bank Trust Company, National Association (the “
Trustee
”) entered into a Fourth Supplemental Indenture (the “
Fourth Supplemental Indenture
” and, together with the Base Indenture (defined herein), the “
Indenture
”) related to the $400,000,000 in aggregate principal amount of its 5.875% notes due 2030 (the “
Notes
”), which supplements that certain Base Indenture, dated as of March 21, 2024 (as may be further amended, supplemented or otherwise modified from time to time, the “
Base Indenture
”).
The Notes will mature on August 30, 2030 and may be redeemed in whole or in part at the Fund’s option at any time or from time to time at the redemption prices set forth in the Indenture. The Notes bear interest at a rate of 5.875% per year payable semi-annually on February 28 and August 30 of each year, commencing on February 28, 2026. The Notes are general unsecured obligations of the Fund that rank senior in right of payment to all of the Fund’s existing and future indebtedness that is expressly subordinated in right of payment to the Notes, rank pari passu
with all existing and future unsecured unsubordinated indebtedness issued by the Fund, rank effectively junior to any of the Fund’s secured indebtedness (including unsecured indebtedness that the Fund later secures) to the extent of the value of the assets securing such indebtedness, and rank structurally junior to all existing and future indebtedness (including trade payables) incurred by the Fund’s subsidiaries, financing vehicles or similar facilities.
The Indenture contain certain covenants, including covenants requiring the Fund to comply with the asset coverage requirements of Section 18(a)(1)(A) as modified by Section 61(a)(1) and (2) of the Investment Company Act of 1940, as amended, whether or not it is subject to those requirements, and to provide financial information to the holders of the Notes and the Trustee if the Fund is no longer subject to the reporting requirements under the Securities Exchange Act of 1934, as amended. These covenants are subject to important limitations and exceptions that are described in the Indenture.
In addition, on the occurrence of a “Change of Control Repurchase Event,” as defined in the Indenture, the Fund will generally be required to make an offer to purchase the outstanding Notes at a price equal to 100% of the principal amount of such Notes plus accrued and unpaid interest to, but not including, the repurchase date.
The foregoing description of the Indenture does not purport to be complete and is qualified in its entirety by reference to the full text of the Indenture, filed as exhibits hereto and incorporated by reference herein.
The Notes were offered to persons reasonably believed to be qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the “
Securities Act
”), and to certain
non-U.S.
persons outside the United States pursuant to Regulation S under the Securities Act (the “
Notes Offering
”). The Notes have not been registered under the Securities Act or any state securities laws and may not be offered or sold in the United States absent registration or an applicable exemption from such registration requirements. The Notes Offering closed on July 17, 2025. The net proceeds to the Fund were approximately $395.5 million, after deducting the initial purchaser discount and estimated offering expenses. The Fund expects to use the net proceeds of the offering for general corporate purposes of it and its subsidiaries and/or to repay indebtedness, including under the Fund’s revolving credit facility.

Long Term Debt, Principal	$ 400,000,000
Long Term Debt, Structuring [Text Block]	The Notes will mature on August 30, 2030 and may be redeemed in whole or in part at the Fund’s option at any time or from time to time at the redemption prices set forth in the Indenture. The Notes bear interest at a rate of 5.875% per year payable semi-annually on February 28 and August 30 of each year, commencing on February 28, 2026. The Notes are general unsecured obligations of the Fund that rank senior in right of payment to all of the Fund’s existing and future indebtedness that is expressly subordinated in right of payment to the Notes, rank pari passu
with all existing and future unsecured unsubordinated indebtedness issued by the Fund, rank effectively junior to any of the Fund’s secured indebtedness (including unsecured indebtedness that the Fund later secures) to the extent of the value of the assets securing such indebtedness, and rank structurally junior to all existing and future indebtedness (including trade payables) incurred by the Fund’s subsidiaries, financing vehicles or similar facilities.
Long Term Debt, Dividends and Covenants [Text Block]
The Indenture contain certain covenants, including covenants requiring the Fund to comply with the asset coverage requirements of Section 18(a)(1)(A) as modified by Section 61(a)(1) and (2) of the Investment Company Act of 1940, as amended, whether or not it is subject to those requirements, and to provide financial information to the holders of the Notes and the Trustee if the Fund is no longer subject to the reporting requirements under the Securities Exchange Act of 1934, as amended. These covenants are subject to important limitations and exceptions that are described in the Indenture.